Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: December 10, 2025

Payment Date	12/15/2025
Collection Period Start	11/1/2025
Collection Period End	11/30/2025
Interest Period Start	11/17/2025
Interest Period End	12/14/2025

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$109,332,808.97	$22,170,166.61	$87,162,642.36	0.137959	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$326,442,808.97	$22,170,166.61	$304,272,642.36

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$353,671,248.83	$329,593,713.09	0.159481
YSOC Amount	$22,480,655.57	$20,573,286.44
Adjusted Pool Balance	$331,190,593.26	$309,020,426.65
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.79202%	ACT/360	$—
Class A-3 Notes	$109,332,808.97	3.66000%	30/360	$333,465.07
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$326,442,808.97			$1,052,853.32

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$353,671,248.83	$329,593,713.09
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$331,190,593.26	$309,020,426.65
Number of Receivables Outstanding	42,161	40,943
Weighted Average Contract Rate	3.59%	3.59%
Weighted Average Remaining Term (months)	22.5	21.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,025,351.60
Principal Collections	$23,864,642.81
Liquidation Proceeds	$216,455.15
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,106,449.56
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,106,449.56

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$294,726.04	$294,726.04	$—	$—	$24,811,723.52
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,811,723.52
Interest - Class A-2a Notes	$—	$—	$—	$—	$24,811,723.52
Interest - Class A-2b Notes	$—	$—	$—	$—	$24,811,723.52
Interest - Class A-3 Notes	$333,465.07	$333,465.07	$—	$—	$24,478,258.45
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$23,985,920.20
First Allocation of Principal	$—	$—	$—	$—	$23,985,920.20
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$23,918,311.87
Second Allocation of Principal	$—	$—	$—	$—	$23,918,311.87
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$23,844,370.20
Third Allocation of Principal	$—	$—	$—	$—	$23,844,370.20
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$23,758,870.20
Fourth Allocation of Principal	$17,422,382.32	$17,422,382.32	$—	$—	$6,336,487.88
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,336,487.88
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$1,588,703.59
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,588,703.59
Remaining Funds to Certificates	$1,588,703.59	$1,588,703.59	$—	$—	$—
Total	$25,106,449.56	$25,106,449.56	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$22,480,655.57
Increase/(Decrease)	$(1,907,369.13)
Ending YSOC Amount	$20,573,286.44

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$331,190,593.26	$309,020,426.65
Note Balance	$326,442,808.97	$304,272,642.36
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	27	$212,892.93
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	249	$216,455.15
Monthly Net Losses (Liquidation Proceeds)			$(3,562.22)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.43%
Second Preceding Collection Period			(0.35)%
Preceding Collection Period			(0.24)%
Current Collection Period			(0.01)%
Four-Month Average Net Loss Ratio			(0.04)%
Cumulative Net Losses for All Periods			$5,945,417.28
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.51%	155	$1,682,593.76
60-89 Days Delinquent	0.24%	64	$799,574.13
90-119 Days Delinquent	0.07%	18	$217,855.77
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	237	$2,700,023.66

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$49,323.10
Total Repossessed Inventory		14	$157,297.11

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		82	$1,017,429.90
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.33%
Preceding Collection Period			0.32%
Current Collection Period			0.31%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.96	0.29%	89	0.22%